Employee benefits: variable compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Equity Participation And Other Compensation Plans Tables [Line Items]
Disclosure of compensation-related personnel expenses [text block]

Variable compensation
Expenses recognized in 2024 Expenses deferred to 2025 and later 1
USD m
Related to the
2024
performance
year
Related to prior
performance
years Total
Related to the
2024
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,469 (59) 2,410 0 0 0
Deferred compensation awards 463 638 1,101 679 814 1,493
of which: Equity Ownership Plan 146 263 409 242 209 451
of which: Deferred Contingent Capital Plan 163 268 431 286 491 777
of which: Long-Term Incentive Plan 131 67 197 124 90 214
of which: Fund Ownership Plan 24 41 64 27 24 52
Variable compensation – performance awards 2,932 579 3,511 679 814 1,493
Variable compensation – financial advisors
2
4,485 808 5,293 1,028 3,639 4,667
of which: non-deferred cash 4,125 (1) 4,124 0 0 0
of which: deferred share-based awards 123 96 219 130 232 362 of which: deferred cash-based awards 203 239 443 476 1,176 1,652 of which: compensation commitments with recruited financial

advisors
33 474 507 422 2,231 2,653
Variable compensation – other
3
314 297 610 220 455 675
Total variable compensation 7,730 1,684 9,414
4
1,927 4,908 6,835
1 Estimate as of 31 December 2024. Actual amounts to be expensed in future periods may vary; e.g. due to forfeiture of awards

.

2 Financial advisor compensation consists of cash compensation, determined using a formulaic approach based

on production, and

deferred awards. It

also includes expenses related

to compensation commitments

with financial advisors

entered into at the

time of recruitment that

are subject to
vesting requirements.

3 Consists

of existing deferred

awards and

retention awards

granted to

Credit Suisse

employees as

well as

replacement payments,

forfeiture credits,

severance payments,

retention plan
payments and interest expense

related to the Deferred Contingent

Capital Plan.

4 Includes USD
930
m in expenses related

to share-based compensation (performance awards:

USD
606 m; other variable compensation:
USD 105 m; financial advisor compensation: USD 219 m). A further USD 101
m in expenses related to share-based compensation was recognized within other expense categories included in Note 7 (salaries: USD
2 m
related to role-based allowances; social security: USD 74 m; other personnel expenses: USD 25 m related to the Equity Plus Plan).

Variable compensation (continued)
Expenses recognized in 2023 Expenses deferred to 2024 and later 1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,884 (36) 1,848 0 0 0
Deferred compensation awards 356 637 993 537 731 1,268
of which: Equity Ownership Plan 95 319 415 180 235 416
of which: Deferred Contingent Capital Plan 124 233 357 216 436 652
of which: Long-Term Incentive Plan 121 39 160 112 33 145
of which: Fund Ownership Plan 15 45 61 28 27 55
Variable compensation – performance awards 2,240 601 2,841 537 731 1,268
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial

advisors
42 459 501 822 2,062 2,884
Variable compensation – other
3
168 111 279 224 214 438
Total variable compensation 6,169 1,500 7,669
4
1,997 4,245 6,242
1 Estimate as of 31 December 2023. Actual

amounts expensed may vary; e.g.

due to forfeiture of awards.

2 Financial advisor compensation consists of cash compensation,

determined using a formulaic approach
based on production,

and deferred awards.

It also includes

expenses related to

compensation commitments with

financial advisors entered

into at the

time of recruitment

that are subject

to vesting requirements.

3 Consists of replacement payments, forfeiture credits, severance payments,

retention plan payments and interest expense related to the Deferred Contingent Capital Plan.

4 Includes USD
818 m in expenses related
to share-based

compensation (performance

awards:

USD
575
m; other

variable compensation:

USD
46
m; financial

advisor compensation:

USD
197
m). A

further USD
135
m in

expenses related

to share-based
compensation was recognized within

other expense categories included

in Note 7 (salaries: USD
4
m related to role-based allowances;

social security: USD
109 m; other personnel expenses: USD 22 m related to the
Equity Plus Plan).

Variable compensation (continued)
Expenses recognized in 2022 Expenses deferred to 2023 and later
1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,012 (9) 2,003 0 0 0
Deferred compensation awards 346 561 907 582 730 1,312
of which: Equity Ownership Plan 191 225 416 294 240 534
of which: Deferred Contingent Capital Plan 123 211 334 238 395 634
of which: Long-Term Incentive Plan 11 30 41 30 40 70
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation – performance awards 2,358 552 2,910 582 730 1,312
Variable compensation – financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited financial

advisors
29 432 461 580 1,836 2,416
Variable compensation – other
3
146 72 217 230 189 419
Total variable compensation 6,304 1,332 7,636
4
2,101 3,571 5,672
1 Estimate as of 31 December 2022. Actual

amounts expensed may vary; e.g.

due to forfeiture of awards.

2 Financial advisor compensation consists of cash

compensation, determined using a formulaic approach
based on production,

and deferred awards.

It also includes

expenses related to

compensation commitments with

financial advisors entered

into at the

time of recruitment

that are subject

to vesting requirements.

3 Consists of replacement payments, forfeiture credits, severance payments,

retention plan payments and interest expense related to the Deferred Contingent Capital Plan.

4 Includes USD
680 m in expenses related
to share-based

compensation (performance

awards:

USD
457
m; other

variable

compensation: USD
56
m; financial

advisor compensation:

USD
166
m).

A further

USD
80
m in

expenses related

to share-based
compensation was recognized

within other expense

categories included in Note

7 (salaries: USD
4
m related to role-based

allowances; social security:

USD
57
m; other personnel expenses:

USD
19 m related to the
Equity Plus Plan).

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]

Movements in outstanding share-based compensation

awards

Number of shares
2024
Weighted

average grant

date fair

value (USD)
Number of shares
2023
Weighted

average grant

date fair

value (USD)
Outstanding, at the beginning of the year 756,925 19 614,428 17
Share obligations assumed at merger with Credit Suisse

AG
7,697,548 20
Awarded during the year 151,964 26 279,310 20
Distributed during the year (1,202,448) 20 (132,770) 15
Forfeited during the year (219,425) 21 (4,043) 19
Outstanding, at the end of the year 7,184,565 20 756,925 19
of which: shares vested for accounting purposes 4,936,340 217,420